Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Corporate Bond Yield	16.33%
Coupon Interest Rate	7.00%
Volatility	42.00%
Risk-free rate	5.29%
Dividend yield	0.00%
Conversion Price	8.00%